Other current financial liabilities - Disclosure of Other Current Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Other financial liabilities	€ 24,819	€ 13,689
Lease liabilities - current
Disclosure of financial liabilities [line items]
Other financial liabilities	12,083	8,802
Put options related to acquisitions
Disclosure of financial liabilities [line items]
Other financial liabilities	439	1,479
Liabilities related to share-based payment transactions
Disclosure of financial liabilities [line items]
Other financial liabilities	10,137	0
Warrants liabilities
Disclosure of financial liabilities [line items]
Other financial liabilities	570	863	€ 11,449
Other financial liabilities
Disclosure of financial liabilities [line items]
Other financial liabilities	€ 1,590	€ 2,544